EMPLOYEE STOCK BENEFITS	12 Months Ended
Dec. 31, 2013
EMPLOYEE STOCK BENEFITS
EMPLOYEE STOCK BENEFITS

NOTE 12 - EMPLOYEE STOCK BENEFITS

The Company has a stock option plan.  Under the stock option plan, directors and certain key employees are granted options to purchase shares of the Company’s Common Stock at the fair value as of the date of the grant.  All stock options have an exercise price that is at least equal to the fair value of the Company’s stock on the date the options were granted.  The Company adopted the stock plan in May 2003 under the terms of which options for 114,685 shares of the Company’s common stock were granted to directors, officers, and employees.  The options generally become exercisable in equal installments over a five-year period from the date of grant, and they expire ten years from the date of grant.  No option may be exercised if such exercise would cause the mutual holding company to own less than a majority of the total number of shares outstanding.  There are no options available for future grant under the stock option plan as the plan has expired.

The fair value of each option award is estimated on the date of grant using a closed form option valuation (Black-Scholes) model.  Expected volatilities are based on historical volatilities of the Company’s common stock.  The Company uses historical data to estimate option exercise and post-vesting termination behavior.  (Employee and management options are tracked separately.)  The expected term of options granted is based on historical data and represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferable.  The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.

There were no stock options granted during 2013 or 2012.  A summary of the activity in the stock option plan for 2013 follows:

			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual
	Shares	Price	Term (Years)
Outstanding at beginning of year	62,485	$18.85
Granted	—	—
Exercised	—	—
Forfeited or expired	(61,285)	18.75

Outstanding at end of year	1,200	$23.75	2.25

Exercisable at end of year	1,200	$23.75	2.25

Aggregate intrinsic value is zero at December 31, 2013 and 2012, as the weighted average exercise price exceeds the quoted stock price.

As of December 31, 2013 and 2012, there was no unrecognized compensation cost, as all outstanding options granted under the plan are fully vested.